Paul, Weiss, Rifkind, Wharton & Garrison LLP
1285 Avenue of the Americas
New York, New York 10019-6064
May 28, 2010
Via EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Ply Gem Holdings, Inc.
Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of our client, Ply Gem Holdings, Inc., we are transmitting for filing with the Securities and Exchange Commission in electronic form its Registration Statement on Form S-1 (the “Registration Statement”) in connection with the proposed initial public offering of its common stock.
     The filing fee in respect of the Registration Statement has been paid.
     Should you have any questions regarding the Registration Statement, please feel free to contact the undersigned at (212) 373-3025 or Krista A. McDonough at (212) 373-3586.
Very truly yours,

/s/ John C. Kennedy

John C. Kennedy

cc:	Shawn K. Poe Ply Gem Holdings, Inc. Timothy Johnson, Esq. Ply Gem Holdings, Inc. Stephen L. Burns, Esq. Cravath, Swaine & Moore LLP William J. Whelan III, Esq. Cravath, Swaine & Moore LLP